Commitments, Contingencies and Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments Contingencies And Related Party Transactions [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments as of June 30, 2021 are as follows (in thousands):

Year	Amount
Remainder of 2021	$1,095
2022	2,271
2023	2,339
2024	2,410
2025	2,482
Thereafter	12,840

Total	$23,437

Future minimum lease payments are as follows:

Year Ending
December 31,	Amount
2021	$1,876,795
2022	2,271,268
2023	2,339,406
2024	2,409,749
2025	2,482,297
Thereafter	12,839,732

Total	$24,219,247